BASIS OF PRESENTATION (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Accounting Policies [Abstract]
Net loss	$ 455,673	$ 1,140,364	$ 1,318,431	$ 321,230
Net cash used in operating activities	$ 137,811	$ 104,219	$ 207,345	$ (121,561)